UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2011 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 98.6%
	Agriculture, Construction & Mining Machinery Manufacturing - 1.5%
3,200	FMC Technologies, Inc. (a)	$142,272
5,100	National Oilwell Varco Inc.	337,212
		479,484
	Air Freight & Logistics - 1.1%
4,900	United Parcel Service, Inc. - Class B	330,211

	Architectural, Engineering & Related Services - 0.5%
10,500	McDermott International, Inc. (a)(b)	151,095

	Audio & Video Equipment Manufacturing - 0.3%
2,400	Harman International Industries, Inc.	86,856

	Basic Chemical Manufacturing - 0.2%
2,300	Cameco Corp. (b)	53,452

	Beverage Manufacturing - 2.4%
10,500	The Coca Cola Co.	739,725

	Building Equipment Contractors - 0.3%
5,300	Quanta Services, Inc. (a)	101,707

	Building Material & Supplies Dealers - 1.5%
13,800	Fastenal Co.	462,024

	Clothing Stores - 1.1%
6,400	The TJX Companies, Inc.	349,568

	Coal Mining - 0.7%
4,200	Peabody Energy Corp.	204,960

	Commercial Services - 1.5%
9,700	Apollo Group, Inc. - Class A (a)	454,203

	Communications Equipment Manufacturing - 2.6%
5,800	ADTRAN, Inc.	180,148
2,700	QUALCOMM, Inc.	138,942
7,900	Research In Motion Ltd. (a)(b)	256,671
6,200	Trimble Navigation Ltd. (a)	230,268
		806,029
	Computer & Peripheral Equipment Manufacturing - 3.6%
1,300	Apple Inc. (a)	500,279
8,200	EMC Corp. (a)	185,238
2,500	International Business Machines Corp. (IBM)	429,775
		1,115,292

	Computer Systems Design & Related Services - 2.0%
7,000	Accenture PLC - Class A (b)	375,130
12,000	ICG Group Inc. (a)	122,940
4,800	Riverbed Technology, Inc. (a)	118,944
		617,014
	Data Processing, Hosting & Related Services - 0.2%
3,500	Juniper Networks, Inc. (a)	73,255

	Electrical Equipment & Component Manufacturing - 1.0%
7,500	ABB Ltd. - ADR (b)	159,525
9,600	Corning Inc.	144,288
		303,813
	Electronic Shopping & Mail-Order Houses - 0.5%
700	Amazon.com, Inc. (a)	150,703

	Elementary & Secondary Schools - 0.3%
1,100	Strayer Education, Inc.	104,115

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.5%
1,700	Cummins, Inc.	157,964

	Freight Transportation Arrangement - 1.8%
2,100	C.H. Robinson Worldwide, Inc.	148,050
3,600	Expeditors International of Washington, Inc.	163,800
3,200	FedEx Corp.	251,904
		563,754
	Grain & Oilseed Milling - 0.8%
7,700	Unilever NV - NY Reg. Shares - ADR (b)	261,800

	Health & Personal Care Stores - 0.2%
1,100	Express Scripts, Inc. (a)	51,634

	Home Furnishings Stores - 0.5%
1,600	Bed Bath & Beyond, Inc. (a)	90,976
2,400	Williams-Sonoma, Inc.	79,464
		170,440
	Industrial Machinery Manufacturing - 1.6%
9,100	ASML Holding N.V. - NY Reg. Shares - ADR (b)	320,957
5,100	Lam Research Corp. (a)	189,516
		510,473
	Information Services - 0.3%
180	Google Inc. (a)	97,373

	Internet & Catalog Retail - 0.6%
6,100	eBay Inc. (a)	188,307

	Machinery, Equipment & Supplies Merchant Wholesalers - 0.9%
8,800	Applied Industrial Technologies, Inc.	269,456

	Management, Scientific & Technical Consulting Services - 0.7%
1,600	Salesforce.com, Inc. (a)	206,000

	Manufacturing & Reproducing Magnetic & Optical Media - 0.7%
9,000	Gentex Corp.	233,505

	Medical Equipment & Supplies Manufacturing - 6.0%
3,500	Becton, Dickinson & Co.	284,830
2,400	C.R. Bard, Inc.	228,624
9,000	DENTSPLY International, Inc.	316,800
2,300	The Estee Lauder Co. Inc.	224,618
9,800	STERIS Corp.	315,364
1,400	Thermo Fisher Scientific, Inc. (a)	76,902
7,600	Varian Medical Systems, Inc. (a)	432,896
		1,880,034
	Metal Ore Mining - 14.3%
2,800	Agnico-Eagle Mines Ltd. (b)	193,424
6,300	BHP Billiton Ltd. - ADR (b)	536,571
2,500	Compania de Minas Buenaventura S.A. - ADR (b)	117,075
8,400	Eldorado Gold Corp. (b)	166,824
3,700	Freeport-McMoRan Copper & Gold, Inc.	174,418
5,400	Gold Fields Ltd. - ADR (b)	89,478
7,000	Gold Resource Corp.	164,990
8,900	Goldcorp, Inc. (b)	462,088
5,900	IAMGOLD Corp. (b)	121,540
17,500	International Tower Hill Mines Ltd. (a)(b)	142,625
11,700	Ivanhoe Mines Ltd. (a)	268,749
59,400	Kinross Gold Corp. (b)	1,027,026
4,700	Pan American Silver Corp. (b)	153,878
3,000	Randgold Resources Ltd. - ADR (b)	316,650
7,600	Silver Wheaton Corp. (b)	301,112
5,500	Vale SA - ADR (b)	155,320
5,100	Yamana Gold Inc. (b)	80,631
		4,472,399
	Miscellaneous Store Retailers - 1.6%
11,500	PetSmart, Inc.	485,070

	Motor Vehicle Parts Manufacturing - 0.2%
1,100	WABCO Holdings, Inc. (a)	51,315

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 0.5%
4,200	FLIR Systems, Inc.	108,654
1,300	St. Jude Medical, Inc.	59,202
		167,856
	Nonmetallic Mineral Mining & Quarrying - 0.7%
3,700	Potash Corp. of Saskatchewan Inc. (b)	214,526

	Office Administrative Services - 1.3%
4,300	Gartner, Inc. (a)	153,166
9,500	Paychex, Inc.	256,310
		409,476
	Oil & Gas Extraction - 2.6%
1,100	Apache Corp.	113,377
4,000	Continental Resources, Inc. (a)	223,560
4,000	Occidental Petroleum Corp.	346,960
3,100	Southwestern Energy Co. (a)	117,645
		801,542
	Other Electrical Equipment & Component Manufacturing - 1.0%
7,000	Emerson Electric Co.	325,850

	Other Fabricated Metal Product Manufacturing - 0.2%
1,000	Parker Hannifin Corp.	73,430

	Other General Merchandise Stores - 1.5%
7,100	O'Reilly Automotive, Inc. (a)	460,648

	Other General Purpose Machinery Manufacturing - 1.5%
1,600	Flowserve Corp.	150,944
2,300	Gardner Denver Inc.	181,217
4,200	The Gorman-Rupp Co.	122,640
		454,801
	Other Professional, Scientific & Technical Services - 1.3%
5,100	IHS, Inc. - Class A (a)	395,709

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 1.9%
4,700	Monsanto Co.	323,971
3,700	The Mosaic Co.	263,181
		587,152
	Petroleum & Coal Products Manufacturing - 3.6%
5,800	Chevron Corp.	573,678
7,500	Exxon Mobil Corp.	555,300
		1,128,978

	Pharmaceutical & Medicine Manufacturing - 9.3%
19,400	Amarin Corp PLC - ADR (a)(b)	223,294
7,100	Ardea Biosciences, Inc. (a)	115,233
5,000	BioMarin Pharmaceutical Inc. (a)	147,925
53,300	Durect Corp. (a)	89,011
2,400	Gilead Sciences, Inc. (a)	95,724
1,200	IDEXX Laboratories, Inc. (a)	95,736
5,900	Impax Laboratories, Inc. (a)	116,053
12,200	Johnson & Johnson	802,760
4,000	MAP Pharmaceuticals, Inc. (a)	56,000
4,400	Mead Johnson Nutrition Co.	313,500
2,600	Merck & Co., Inc.	86,112
4,676	Novartis AG - ADR (b)	273,359
2,300	Salix Pharmaceuticals, Ltd. (a)	70,035
1,800	Shire PLC - ADR (b)	174,780
3,800	United Therapeutics Corp. (a)	163,970
1,800	Vertex Pharmaceuticals Inc. (a)	81,486
		2,904,978
	Plastics Product Manufacturing - 0.9%
5,300	Raven Industries, Inc.	287,949

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 1.2%
5,600	Henry Schein, Inc. (a)	369,096

	Scientific Research & Development Services - 2.8%
5,500	Alexion Pharmaceuticals, Inc. (a)	318,697
5,300	Babcock & Wilcox Co. (a)	122,059
2,400	Celgene Corp. (a)	142,728
3,200	Covance, Inc. (a)	158,592
10,300	Ironwood Pharmaceuticals, Inc. (a)	131,222
		873,298
	Seafood Product Preparation & Packaging - 0.7%
19,400	Omega Protein Corp. (a)	234,352

	Semiconductor & Other Electronic Component Manufacturing - 4.2%
1,700	Cree, Inc. (a)	55,131
14,800	Intel Corp.	297,924
15,600	JDS Uniphase Corp. (a)	202,332
14,500	Microchip Technology Inc.	475,890
6,700	Texas Instruments Inc.	175,607
3,600	Xilinx, Inc.	112,104
		1,318,988
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.8%
1,600	Colgate-Palmolive Co.	143,952
1,500	Tupperware Brands Corp.	99,750
		243,702
	Software Publishers - 6.3%
8,000	Adobe Systems, Inc. (a)	201,920
6,300	Intuit Inc. (a)	310,779
33,300	Microsoft Corp.	885,780
9,400	Nuance Communications, Inc. (a)	174,464
9,900	Oracle Corp.	277,893
5,800	TIBCO Software, Inc. (a)	129,804
		1,980,640
	Support Activities for Mining - 1.9%
5,500	Halliburton Co.	244,035
6,000	Patterson-UTI Energy, Inc.	146,640
2,700	Schlumberger Ltd. (b)	210,924
		601,599
	Textiles, Apparel & Luxury Goods - 0.8%
3,000	Nike, Inc. - Class B	259,950

	Utility System Construction - 0.3%
1,400	Fluor Corp.	85,008

	Waste Treatment & Disposal - 0.5%
8,700	US Ecology, Inc.	159,123

	Wholesale Electronic Markets & Agents and Brokers - 0.8%
4,700	Genuine Parts Co.	258,594

	TOTAL COMMON STOCKS (Cost $31,773,275)	30,780,275

	PREFERRED STOCKS - 1.1%
	Metal Ore Mining - 1.1%
12,800	Vale SA - ADR (b)	330,624

	TOTAL PREFERRED STOCKS (Cost $375,296)	330,624

	Total Investments (Cost $32,148,571) - 99.7%	31,110,899
	Other Assets in Excess of Liabilities - 0.3%	108,312
	TOTAL NET ASSETS - 100.0%	31,219,211

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

	Cost of investments	$32,148,571
	Gross unrealized appreciation on investments	1,321,279
	Gross unrealized depreciation on investments	(2,358,951)
	Net unrealized appreciation on investments	$(1,037,672)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	30,780,275	—	—	30,780,275
Preferred Stocks	330,624	—	—	330,624
Total*	31,110,899	—	—	31,110,899

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no significant transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

Derivatives and Hedging Activities at August 31, 2011 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By        /s/ Bassam Osman                        .
Bassam Osman, President

Date     10/7/2011                                        .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By        /s/ Bassam Osman                        .
Bassam Osman, President

Date     10/7/2011                                        .

By       /s/ Mohammad Basheeruddin      .
Mohammad Basheeruddin, Treasurer

Date     10/7/2011                                        .